Taxation	6 Months Ended
Jun. 30, 2026
Income Tax Disclosure [Abstract]
Taxation

3. Taxation

For the period ended June 30, 2026, we accounted for income taxes by applying an estimated annual effective tax rate to year to date pre-tax book loss, with the effects of any discrete income tax items recognized in the period in which it occurred. For the period ended June 30, 2025, we utilized the discrete effective tax method as allowed under ASC 740, Income Taxes, to calculate the interim tax provision. The discrete method treats the year to date period as if it was the annual period and determines the income tax expense or benefit on that basis. In the prior period, the use of the discrete method was more appropriate than the annual effective tax rate method as small changes in estimated pre-tax book income or loss would result in significant changes in the estimated annual effective tax rate.

Our effective tax rate for the three months ended June 30, 2026 and 2025 was (13.2%) and (142.1%), respectively and for the six months ended June 30, 2026 and 2025 was (18.5%) and (61.0%), respectively. The difference between our effective tax rate and the U.K. statutory rate of 25% for both the three and six months ended June 30, 2026 and 2025 was primarily the result of changes to our valuation allowance related to our recoverability of deferred tax assets on tax losses and restricted interest carryforwards.

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred assets will be realized. The ultimate realization of the deferred tax asset is dependent upon generation of future taxable income during the period in which those temporary differences become deductible. Evaluating the need for a valuation allowance for deferred tax assets requires judgment and analysis of all the positive and negative evidence available, including cumulative losses in recent years and projected future taxable income to determine whether all or some portion of the deferred tax assets will not be realized. The Company continues to recognize a valuation on deferred tax assets on tax losses and restricted interest carryforwards in the U.K. and U.S. During the six months ended June 30, 2026, the Company recorded an additional valuation allowance of $11,288 in the U.S. and $17,827 in the U.K.